Summary of Significant Accounting Policies (Tables)	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Summary of Property, Plant, and Equipment

	December 31,
$ in millions	2014	Composite Rate	2013	Composite Rate

Regulated:
Transmission	$227.5	4.1%	$213.1	4.1%
Distribution	1,011.7	5.4%	970.1	5.6%
General	62.5	12.4%	56.8	12.1%
Non-depreciable	61.6	N/A	60.8	N/A

Total regulated	1,363.3		1,300.8

Unregulated:
Production / Generation	1,354.9	5.4%	1,340.8	6.2%
Other	21.3	8.1%	15.7	8.9%
Non-depreciable	19.8	N/A	19.7	N/A

Total unregulated	1,396.0		1,376.2

Total property, plant and equipment in service	$2,759.3	5.3%	$2,677.0	5.8%

Changes in the Liability for Generation AROs

$ in millions
Balance at December 31, 2012	$23.9

Calendar 2013
Accretion expense	0.8
Settlements	(0.3)
Balance at December 31, 2013	24.4

Calendar 2014
Additions	3.6
Accretion expense	0.9
Settlements	(2.0)
Balance at December 31, 2014	$26.9

Changes in the Liability for Transmission and Distribution Asset Removal Costs

$ in millions
Balance at December 31, 2012	$112.1

Calendar 2013
Additions	22.0
Settlements	(19.1)
Balance at December 31, 2013	115.0

Calendar 2014
Additions	19.6
Settlements	(15.3)
Balance at December 31, 2014	$119.3

Schedule of Related Party Transactions [Table Text Block]

	For the year ended
	December 31,
$ in millions	2014	2013
Transactions with the Service Company
Charges for services provided	$35.8	$-
Charges to the Service Company	$0.1	$-

Transactions with the Service Company:	At December 31, 2014	At December 31, 2013
Net payable to the Service Company	$(4.7)	$-

Related Party Transactions [Member]
Schedule of Related Party Transactions [Table Text Block]

	Three months ended
	March 31,
$ in millions	2015	2014
Transactions with the Service Company
Charges for services provided	$9.8	$10.4

Related Party Balances [Member]
Schedule of Related Party Transactions [Table Text Block]

Transactions with the Service Company	At March 31, 2015	At December 31, 2014
Net advances / (payable) to the Service Company	$3.0	$(4.7)